Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (3,672,055)	$ (8,727,298)	$ (6,581,024)